Investment Securities (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Student loan auction rate securities	Sep. 30, 2013 Student loan auction rate securities	Dec. 31, 2012 Student loan auction rate securities	Jan. 31, 2013 Student loan auction rate securities Subsequent event	Sep. 30, 2013 Corporate bonds	Dec. 31, 2012 Corporate bonds	Dec. 31, 2011 Corporate bonds	Sep. 30, 2013 State and municipal obligations	Dec. 31, 2012 State and municipal obligations	Dec. 31, 2011 State and municipal obligations	Dec. 31, 2012 State and municipal obligations Maximum	Dec. 31, 2011 U.S. Government guaranteed agency securities	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Investment securities
Available-for-sale securities, Cost	$ 76,300,000		$ 76,300,000		$ 178,800,000	$ 285,700,000		$ 169,300,000	$ 12,800,000	$ 37,600,000		$ 6,100,000	$ 6,600,000	$ 10,300,000	$ 57,300,000	$ 134,500,000	$ 96,000,000		$ 10,000,000	$ 100,000	$ 100,000
Available-for-sale securities, Gross Unrealized Gain	2,700,000		2,700,000		1,700,000	1,600,000		1,200,000	800,000	1,200,000	1,000,000									500,000	400,000
Available-for-sale securities, Gross Unrealized (Loss) excluding OTTI					(100,000)	(100,000)								(100,000)		(100,000)
Available-for-sale securities, Fair Value	79,000,000		79,000,000		180,400,000	287,200,000		170,500,000	13,600,000	38,800,000		6,100,000	6,600,000	10,200,000	57,300,000	134,400,000	96,000,000		10,000,000	600,000	500,000
Cost method investments, Cost	9,100,000		9,100,000		13,400,000	23,700,000
Cost method investments, Fair Value	9,100,000		9,100,000		13,400,000	23,700,000
Totals, Cost	85,400,000		85,400,000		192,200,000	309,400,000
Totals, Fair Value	88,100,000		88,100,000		193,800,000	310,900,000
Securities in a continuous unrealized loss position with unrealized losses presented by length of time
Less than 12 months, Fair Value														10,200,000		45,300,000
Less than 12 months, Unrealized Losses														(100,000)				(50,000)
More than 12 months, Fair Value																100,000
More than 12 months, Unrealized Losses																		50,000
Total Fair Value														10,200,000		45,400,000
Total Unrealized Losses														(100,000)		(100,000)
Additional information regarding available-for-sale securities
Proceeds from sales					156,600,000	283,200,000	138,100,000				21,000,000
Purchases	29,500,000	51,800,000	142,300,000	142,500,000	194,100,000	269,700,000	44,400,000
Gross realized gains included in earnings as a result of sales	300,000	1,100,000	1,300,000	4,300,000	4,400,000	3,600,000	6,200,000
Gross realized (losses) included in earnings as a result of sales						(2,900,000)	(3,300,000)
Gross losses included in earnings as a result of impairment						(5,200,000)	(28,200,000)	(5,200,000)
Net unrealized gains or (losses) included in OCI, net of tax	300,000		2,200,000	2,600,000	2,900,000	(2,000,000)	7,700,000
Net gains or (losses) reclassified out of OCI into earnings, net of tax	200,000	800,000	1,200,000	2,800,000	2,700,000	(2,800,000)	(19,800,000)
Maturity information for the investments in debt securities
Due within one year					125,600,000
Due after one year through five years					15,300,000
Due after 10 years					38,900,000
Total debt securities	77,000,000		77,000,000		179,800,000
Impairment related to a cost method investment		8,700,000		8,700,000
Amount of cost method assets for which fair value estimation deemed impracticable	$ 3,800,000		$ 3,800,000		$ 8,000,000